Earnings per share	12 Months Ended
Dec. 31, 2023
Text Block [Abstract]
Earnings per share
Note 12. Earnings per share
a) Basic
Basic earnings per share is calculated by dividing the Company’s profit or loss by the weighted average number of ordinary shares outstanding during the year.

	Year ended December 31, 2023	Year ended December 31, 2022	Year ended December 31, 2021
Profit for the year, net	396,955	269,535	50,650
Weighted average number of ordinary shares	93,679,904	87,862,531	88,242,621

Basic earnings per share	4.237	3.068	0.574

b) Diluted
Diluted earnings per share is calculated by dividing the Company’s profit by the weighted average number of ordinary shares outstanding during the year, plus the weighted average of dilutive potential ordinary shares.
Potential ordinary shares will be considered dilutive when their conversion to ordinary shares may reduce earnings per share or increase losses per share. They will be considered antidilutive when their conversion to ordinary shares may result in an increase in earnings per share or a reduction in loss per share.
The calculation of diluted earnings per share does not involve a conversion; the exercise or other issue of shares that may have an antidilutive effect on loss per share, or when the exercise price is higher than the average price of ordinary shares during the year, no dilution effect is booked, as diluted earnings per share is equal to basic earnings per share.

	Year ended December 31, 2023	Year ended December 31, 2022	Year ended December 31, 2021
Profit for the year, net	396,955	269,535	50,650
Weighted average number of ordinary shares (1)	99,232,919	97,830,538	93,273,978

Diluted earnings per share	4.000	2.755	0.543

(1)	As of December 31, 2023, the Company has 95,355,432 outstanding shares (Note 21.1) that cannot exceed 98,781,028 shares.

Likewise,	in accordance with IFRS the average number of ordinary shares with a potential dilutive effect amounts to 99,232,919.
As of December 31, 2023 and 2022 the Company holds 3,705,757 and 4,854,408 respectively, Series A shares to be used in the LTIP, that, on the date of this consolidated financial statements, are currently unvested. Consequently, they are not included in the weighted average number of ordinary shares to calculate diluted earnings per share.
As of December 31, 2021, the Company holds the following ordinary shares that, on the date of this consolidated financial statements, are currently out of the money. Consequently, they are not included in the weighted average number of ordinary shares to calculate diluted earnings / (loss) per share:

i.	21,666,667 Series A shares related to 65,000,000 Series A warrants (Note 18.3);

ii.	9,893,333 Series A shares related to 29,680,000 warrants (Note 18.3);

iii.	1,666,667 Series A shares related to 5,000,000 securities (Forward Purchase Agreement or “FPA”) (Note 18.3);

iv.	3,957,518 Series A shares to be used in the LTIP.
There were no other transactions involving ordinary shares or dilutive potential ordinary shares between the reporting date and the date of authorization of these consolidated financial statements.